Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Management has developed an annual and off-cycle equity grant schedule designed to avoid granting equity close in time to the release of the Company’s quarterly earnings. We also do not time the disclosure of material nonpublic information on the basis of equity grant dates, or vice versa. Annual equity awards are typically approved by the Compensation Committee at its regularly-scheduled meeting in late January or early February to be granted in early March. The Compensation Committee may also approve equity awards throughout the year for various reasons, including recruitment of new hires, promotions, and retention and/or recognition of top talent. These off-cycle grants are made on regularly scheduled quarterly dates. We may also make equity grants at other times under certain circumstances.
The Compensation Committee has also delegated authority to the Company’s CEO to grant equity awards to employees who are neither under the Compensation Committee’s purview nor direct reports to the CEO, subject to certain limitations on grant value and number of shares granted, as established by the Compensation Committee. These equity awards generally follow the same granting schedules as described above.
In response to Item 402(x) of Regulation S-K, we note that in 2025, (1) no NEOs were awarded Options with an effective grant date during any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K, or Form 8-K that disclosed material nonpublic information, and ending one business day after the filing or furnishing of such reports, and (2) we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	Management has developed an annual and off-cycle equity grant schedule designed to avoid granting equity close in time to the release of the Company’s quarterly earnings. We also do not time the disclosure of material nonpublic information on the basis of equity grant dates, or vice versa. Annual equity awards are typically approved by the Compensation Committee at its regularly-scheduled meeting in late January or early February to be granted in early March. The Compensation Committee may also approve equity awards throughout the year for various reasons, including recruitment of new hires, promotions, and retention and/or recognition of top talent. These off-cycle grants are made on regularly scheduled quarterly dates. We may also make equity grants at other times under certain circumstances.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Management has developed an annual and off-cycle equity grant schedule designed to avoid granting equity close in time to the release of the Company’s quarterly earnings. We also do not time the disclosure of material nonpublic information on the basis of equity grant dates, or vice versa.
MNPI Disclosure Timed for Compensation Value	false